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November 6, 2006

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20001

Re: The American Funds Income Series
        File Nos. 002-98199 and 811-04318

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statements of Additional Information since the electronic filing on 10/31/06 of Registrant's Post-Effective Amendment No. 34 under the Securities Act of 1933 and Amendment No. 33 under the Investment Company Act of 1940.

Sincerely,

/s/ Kimberly S. Verdick
Kimberly S. Verdick
Secretary